Form N-1A Cover	Nov. 13, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Brinker Capital Destinations Trust
Entity Central Index Key	0001688680
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 13, 2024
Prospectus Date	Nov. 13, 2024